TRADE AND OTHER NON TRADE PAYABLES	12 Months Ended
Dec. 31, 2022
Trade and other payables [abstract]
Disclosure of trade and other payables [text block]	TRADE AND OTHER NON-TRADE PAYABLES
Details of trade and other payables at December 31, 2021 and 2022 are as follow:

	Thousands of U.S. dollars
	2021	2022
Other payables(*)	17,929	7,950
Suppliers	725	—
Total non-current non-trade payables	18,654	7,950
Suppliers	85,274	97,167
Total current trade payables	85,274	97,167
Suppliers of fixed assets	17,244	18,939
Personnel	58,821	55,401
Other payables(*)	11,425	19,556
Advances from customers	1,187	71
Total current other non-trade payables	88,677	93,967
Total current	173,951	191,134
Total	192,605	199,084

(*)    Other payables increase for 2021 main refers to acquisition of Microsoft Licenses related too Office Resources and Server and Cloud Enrollment maturity in three years and for 2022 main refers to acquisition of licenses to support our customer relationship management operation for our delivery centers.
The carrying amount of trade and other non-trade payables is similar to the fair value.